UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2009

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 32.8%
Industrial - 32.8%
Basic - 3.8%
AK Steel Corp.
7.75%, 6/15/12 (a)	US$	1,300	$1,014,000
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)(b)		1,100	418,000
Arch Western Finance LLC
6.75%, 7/01/13 (a)		700	609,000
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)		700	304,500
10.25%, 3/01/16 (a)		800	284,000
Bowater Canada Finance Corp.
7.95%, 11/15/11 (a)		1,635	171,675
Caraustar Industries, Inc.
7.375%, 6/01/09 (a)		750	436,875
Cascades, Inc.
7.25%, 2/15/13 (a)		1,300	663,000
Crown Americas
7.625%, 11/15/13 (a)		1,300	1,287,000
Domtar Corp.
5.375%, 12/01/13 (a)		2,320	1,438,400
Evraz Group SA
8.25%, 11/10/15 (a)(b)		3,933	1,927,170
8.875%, 4/24/13 (a)(b)		483	251,160
Georgia Gulf Corp.
10.75%, 10/15/16 (a)		1,500	360,000
Georgia-Pacific Corp.
7.125%, 1/15/17 (a)(b)		800	672,000
8.875%, 5/15/31 (a)		450	310,500
Graphic Packaging International Corp.
9.50%, 8/15/13 (a)		1,300	897,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
6.649%, 11/15/14 (a)(c)		1,650	445,500
Huntsman International LLC
7.875%, 11/15/14 (a)		730	390,550
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)		2,100	189,000
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (d)		1,300	221,000
LyondellBasell Industries AF SCA
8.375%, 8/15/15 (a)(b)		3,000	75,000

MacDermid, Inc.
9.50%, 4/15/17 (a)(b)	800	416,000
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (a)(e)	791	245,142
11.50%, 12/01/16 (a)	750	221,250
NewMarket Corp.
7.125%, 12/15/16 (a)	870	652,500
NewPage Corp.
10.00%, 5/01/12 (a)	1,030	453,200
Novelis, Inc.
7.25%, 2/15/15 (a)	1,160	672,800
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	2,835	2,608,200
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)	1,500	1,421,250
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)(b)	1,450	971,500
Quality Distribution LLC
9.00%, 11/15/10 (a)	1,721	550,720
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (d)	1,000	190,000
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)(b)	2,256	1,128,000
9.75%, 7/29/13 (a)(b)	5,042	2,672,260
Tronox Worldwide LLC/Tronox Finance Corp.
9.50%, 12/01/12 (d)	1,250	125,000
Vedanta Resources PLC
8.75%, 1/15/14 (a)(b)	3,845	2,307,000
Verso Paper Holdings LLC/Verso Paper, Inc.
Series B
11.375%, 8/01/16 (a)	800	240,000

		27,240,152

Capital Goods - 1.6%
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)	1,300	586,625
AMH Holdings, Inc
11.25%, 3/01/14 (a)(f)	1,650	915,750
Bombardier, Inc.
6.30%, 5/01/14 (a)(b)	1,655	1,361,238
8.00%, 11/15/14 (a)(b)	1,050	924,000
Case Corp.
7.25%, 1/15/16 (a)	1,565	1,087,675
Case New Holland, Inc.
7.125%, 3/01/14 (a)	1,985	1,409,350

Grohe Holding GMBH
8.625%, 10/01/14 (a)(b)	EUR	800	366,972
L-3 Communications Corp.
5.875%, 1/15/15 (a)	US$	800	720,000
Owens Corning, Inc.
6.50%, 12/01/16 (a)(c)		1,015	735,070
7.00%, 12/01/36 (a)		1,155	757,381
Sequa Corp.
11.75%, 12/01/15 (a)(b)		590	224,200
Terex Corp.
8.00%, 11/15/17 (a)		1,415	1,202,750
United Rentals North America, Inc.
6.50%, 2/15/12 (a)		1,500	1,185,000
7.75%, 11/15/13 (a)		500	325,000

			11,801,011

Communications - Media - 2.6%
Allbritton Communications Co.
7.75%, 12/15/12 (a)		1,450	712,312
AMC Entertainment, Inc.
11.00%, 2/01/16 (a)		1,015	709,231
American Media Operations, Inc.
8.875%, 1/15/11 (a)		1,250	251,562
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)		900	801,000
CCH I LLC
11.00%, 10/01/15 (a)		615	107,625
11.75%, 5/15/14 (a)		3,850	197,313
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)		4,855	582,600
CSC Holdings, Inc.
7.625%, 7/15/18 (a)		2,000	1,560,000
Dex Media , Inc.
9.00%, 11/15/13 (a)(f)		1,250	231,250
DirecTV Holdings LLC
6.375%, 6/15/15 (a)		2,200	2,029,500
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14 (a)		1,050	853,125
Idearc, Inc.
8.00%, 11/15/16 (a)		3,020	226,500
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)		1,920	1,747,200

Lamar Media Corp.
6.625%, 8/15/15 (a)		1,350	975,375
Liberty Media Corp.
5.70%, 5/15/13 (a)		1,300	852,250
LIN Television Corp.
6.50%, 5/15/13 (a)		1,330	635,075
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (a)(f)		740	268,250
Quebecor Media, Inc.
7.75%, 3/15/16 (a)		2,240	1,512,000
Rainbow National Services LLC
8.75%, 9/01/12 (a)(b)		500	450,000
10.375%, 9/01/14 (a)(b)		985	876,650
The Reader’s Digest Association, Inc.
9.00%, 2/15/17 (a)		1,000	70,000
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13 (a)		500	67,500
Series A-3
8.875%, 1/15/16 (a)		2,165	324,750
Series A-4
8.875%, 10/15/17 (a)		2,230	334,500
Shaw Communications, Inc.
7.20%, 12/15/11 (a)		200	189,000
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)		1,275	237,469
Thomson
5.75%, 9/25/15 (a)(g)	EUR	975	121,977
Univision Communications, Inc.
7.85%, 7/15/11 (a)	US$	1,000	525,000
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)		1,550	496,000
WMG Holdings Corp.
9.50%, 12/15/14 (a)(f)		2,700	999,000

			18,944,014

Communications - Telecommunications - 3.7%
Alltel Corp.
7.875%, 7/01/32 (a)		1,950	1,901,250
American Tower Corp.
7.00%, 10/15/17 (a)(b)		685	609,650
7.125%, 10/15/12 (a)		1,350	1,329,750
Centennial Communications Corp.
10.00%, 1/01/13 (a)		955	988,425
Cincinnati Bell, Inc.
8.375%, 1/15/14 (a)		1,550	1,193,500

Cricket Communications, Inc.
9.375%, 11/01/14 (a)	2,015	1,813,500
Digicel Ltd.
9.25%, 9/01/12 (a)(b)	3,416	2,903,600
Fairpoint Communications, Inc.
13.125%, 4/01/18 (a)(b)	1,270	609,600
Frontier Communications Corp.
6.25%, 1/15/13 (a)	1,300	1,105,000
Gallery Capital SA
10.125%, 5/15/13 (a)(b)	2,567	641,750
Inmarsat Finance PLC
7.625%, 6/30/12 (a)	1,000	871,250
Level 3 Financing, Inc.
8.75%, 2/15/17 (a)	1,845	931,725
9.25%, 11/01/14 (a)	540	313,200
MetroPCS Wireless, Inc.
9.25%, 11/01/14 (a)	1,010	903,950
Mobile Satellite Ventures LP
14.00%, 4/01/13 (a)(b)(f)	1,000	240,000
Nextel Communications, Inc.
Series D
7.375%, 8/01/15 (a)	2,180	915,600
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	1,900	1,596,000
Sprint Capital Corp.
6.875%, 11/15/28 (a)	3,000	1,785,000
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(b)(e)	1,392	347,978
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	1,300	1,066,000
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (a)(b)	3,725	2,421,250
Windstream Corp.
8.125%, 8/01/13 (a)	1,450	1,334,000
8.625%, 8/01/16 (a)	950	840,750

		26,662,728

Consumer Cyclical - Automotive - 1.5%
Affinia Group, Inc.
9.00%, 11/30/14 (a)	945	472,500
Allison Transmission, Inc.
11.00%, 11/01/15 (a)(b)	1,745	855,050
Cooper-Standard Automotive , Inc.
7.00%, 12/15/12 (a)	1,445	433,500
Ford Motor Co.
7.45%, 7/16/31 (a)	2,250	630,000
Ford Motor Credit Co.
7.00%, 10/01/13 (a)	3,700	2,556,430
7.569%, 1/13/12 (a)(c)	500	325,000

General Motors Corp.
8.375%, 7/15/33 (a)	3,920	686,000
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15 (a)	1,500	1,207,500
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)	2,200	836,000
Lear Corp.
Series B
5.75%, 8/01/14 (a)	865	320,050
8.50%, 12/01/13 (a)	600	186,000
8.75%, 12/01/16 (a)	1,505	436,450
Tenneco, Inc.
8.625%, 11/15/14 (a)	800	304,000
TRW Automotive, Inc.
7.25%, 3/15/17 (a)(b)	2,800	1,428,000
Visteon Corp.
7.00%, 3/10/14 (a)	1,800	270,000
8.25%, 8/01/10 (a)	250	77,500

		11,023,980

Consumer Cyclical - Other - 2.6%
Beazer Homes USA, Inc.
6.875%, 7/15/15 (a)	1,000	340,000
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	1,300	1,170,000
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	700	182,000
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)(b)	500	231,250
DR Horton, Inc.
6.00%, 4/15/11 (a)	1,500	1,290,000
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)	1,300	897,000
Greektown Holdings LLC
10.75%, 12/01/13 (b)(d)	1,230	289,050
Harrah’s Operating Co., Inc.
5.625%, 6/01/15 (a)	3,804	646,680
5.75%, 10/01/17 (a)	196	30,380
6.50%, 6/01/16 (a)	1,615	250,325
10.75%, 2/01/16 (a)(b)	1,000	285,000

Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	950	731,500
Series O
6.375%, 3/15/15 (a)	1,500	1,117,500
Series Q
6.75%, 6/01/16 (a)	300	219,000
KB Home
5.875%, 1/15/15 (a)	305	183,000
Levi Strauss & Co.
8.875%, 4/01/16 (a)	1,300	884,000
M/I Homes, Inc.
6.875%, 4/01/12 (a)	1,500	787,500
Meritage Homes Corp.
6.25%, 3/15/15 (a)	750	397,500
MGM Mirage
7.625%, 1/15/17 (a)	2,500	1,612,500
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	2,050	1,035,250
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)	800	740,000
Pinnacle Entertainment, Inc.
7.50%, 6/15/15 (a)	1,000	580,000
Quiksilver, Inc.
6.875%, 4/15/15 (a)	1,350	435,375
Six Flags, Inc.
9.625%, 6/01/14 (a)	611	91,650
Six Flags Operations, Inc.
12.25%, 7/15/16 (a)(b)	707	275,730
Standard Pacific Corp.
6.50%, 8/15/10 (a)	750	603,750
Station Casinos, Inc.
6.625%, 3/15/18 (a)	4,015	230,862
Tropicana Entertainment LLC
9.625%, 12/15/14 (d)	750	7,500
Trump Entertainment Resorts, Inc.
8.50%, 6/01/15 (d)	775	102,688
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 - 9/15/14 (a)(b)	900	732,000
Universal City Florida Holding Co.
8.375%, 5/01/10 (a)	400	182,000
WCI Communities, Inc.
6.625%, 3/15/15 (d)	750	52,500
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	2,069	517,250
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (a)	2,000	1,510,000

		18,640,740

Consumer Cyclical - Restaurants - 0.1%
OSI Restaurant Partners, Inc.
10.00%, 6/15/15 (a)	1,000	180,000
Sbarro, Inc.
10.375%, 2/01/15 (a)	1,500	787,500

		967,500

Consumer Cyclical - Retailers - 1.2%
Asbury Automotive Group, Inc.
8.00%, 3/15/14 (a)	925	439,375
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14 (a)	1,650	198,000
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	1,000	300,000
Couche-Tard US/Finance
7.50%, 12/15/13 (a)	1,375	1,086,250
Dollar General Corp.
10.625%, 7/15/15 (a)	1,015	969,325
Duane Reade, Inc.
9.75%, 8/01/11 (a)	870	461,100
GSC Holdings Corp.
8.00%, 10/01/12 (a)	1,200	1,116,000
Hines Nurseries, Inc.
10.25%, 10/01/11 (d)	1,000	120,000
Limited Brands, Inc.
5.25%, 11/01/14 (a)	873	503,608
6.90%, 7/15/17 (a)	320	194,179
Michaels Stores, Inc.
10.00%, 11/01/14 (a)	2,000	910,000
11.375%, 11/01/16 (a)	1,000	325,000
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 (a)(e)	800	352,000
10.375%, 10/15/15 (a)	500	215,000
Rite Aid Corp.
6.875%, 8/15/13 (a)	515	146,775
Sally Holdings LLC
9.25%, 11/15/14 (a)	800	688,000
Toys R US, Inc.
7.375%, 10/15/18 (a)	1,300	468,000

		8,492,612

Consumer Non-Cyclical - 4.0%
ACCO Brands Corp.
7.625%, 8/15/15 (a)	1,180	613,600
Aramark Corp.
8.50%, 2/01/15 (a)	1,625	1,470,625
Bausch & Lomb, Inc.
9.875%, 11/01/15 (a)(b)	925	693,750
Biomet, Inc.
11.625%, 10/15/17 (a)	1,600	1,368,000
Boston Scientific Corp.
6.00%, 6/15/11 (a)	500	475,000

Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (a)	710	269,800
Chaoda Modern Agriculture Holdings Ltd.
7.75%, 2/08/10 (a)(b)	3,976	2,982,000
Community Health Systems, Inc.
8.875%, 7/15/15 (a)	1,615	1,485,800
DaVita, Inc.
7.25%, 3/15/15 (a)	1,000	950,000
Dean Foods Co.
7.00%, 6/01/16 (a)	1,175	998,750
Del Monte Corp.
6.75%, 2/15/15 (a)	1,000	860,000
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)	1,500	885,000
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	450	402,750
HCA, Inc.
6.375%, 1/15/15 (a)	2,210	1,348,100
9.25%, 11/15/16 (a)	1,850	1,697,375
Healthsouth Corp.
10.75%, 6/15/16 (a)	1,650	1,513,875
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)	1,500	1,162,500
Invacare Corp.
9.75%, 2/15/15 (a)	1,000	885,000
Merisant Co.
9.50%, 7/15/13 (d)	1,000	120,000
Multiplan, Inc.
10.375%, 4/15/16 (a)(b)	500	405,000
New Albertsons, Inc.
7.45%, 8/01/29 (a)	2,200	1,298,000
Pinnacle Foods Finance LLC
10.625%, 4/01/17 (a)	1,000	540,000
Select Medical Corp.
7.625%, 2/01/15 (a)	1,400	742,000
Simmons Co.
10.00%, 12/15/14 (a)(f)	965	110,975
Stater Brothers Holdings
8.125%, 6/15/12 (a)	1,300	1,176,500
Sun Healthcare Group, Inc.
9.125%, 4/15/15 (a)	800	700,000
Tenet Healthcare Corp.
7.375%, 2/01/13 (a)	1,045	744,563
Universal Hospital Services, Inc.
5.943%, 6/01/15 (a)(c)	500	305,000
Vanguard Health Holding Co.
11.25%, 10/01/15 (a)(f)	1,650	1,295,250
Viant Holdings, Inc.
10.12%, 7/15/17 (a)(b)	633	208,890

Visant Corp.
7.625%, 10/01/12 (a)	1,000	820,000
Visant Holding Corp.
8.75%, 12/01/13 (a)	500	370,000

		29,898,103

Energy - 1.7%
Chaparral Energy, Inc.
8.875%, 2/01/17 (a)	1,250	250,000
Chesapeake Energy Corp.
6.375%, 6/15/15 (a)	1,800	1,422,000
6.50%, 8/15/17 (a)	425	325,125
CIE Generale De Geophysique
7.50%, 5/15/15 (a)	580	359,600
Complete Production Services, Inc.
8.00%, 12/15/16 (a)	1,355	853,650
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13 (a)	560	246,400
Forest Oil Corp.
7.25%, 6/15/19 (a)	2,035	1,485,550
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)(b)	500	265,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(b)	1,105	779,025
Key Energy Services, Inc.
8.375%, 12/01/14 (a)	1,000	660,000
Newfield Exploration Co.
6.625%, 9/01/14 (a)	1,030	844,600
OPTI Canada, Inc.
8.25%, 12/15/14 (a)	1,200	648,000
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)	1,600	1,296,000
Plains Exploration & Production Co.
7.75%, 6/15/15 (a)	1,090	822,950
Pride International, Inc.
7.375%, 7/15/14 (a)	655	609,150
Range Resources Corp.
7.50%, 5/15/16 (a)	500	433,750
Tesoro Corp.
6.50%, 6/01/17 (a)	1,880	1,031,650

		12,332,450

Other Industrial - 0.9%
Education Management LLC
10.25%, 6/01/16 (a)	1,050	761,250
Neenah Foundary Co.
9.50%, 1/01/17 (a)	800	400,000
Noble Group Ltd.
6.625%, 3/17/15 (a)(b)	4,731	2,696,670
8.50%, 5/30/13 (a)(b)	341	235,290

RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)		1,400	1,043,000
11.75%, 8/01/16 (a)		350	198,625
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)		800	584,000
Trimas Corp.
9.875%, 6/15/12 (a)		1,250	625,000

			6,543,835

Services - 0.7%
Expedia, Inc.
8.50%, 7/01/16 (a)(b)		1,840	1,370,800
Lottomatica SpA
8.25%, 3/31/66 (a)(b)(g)	EUR	725	599,632
Realogy Corp.
10.50%, 4/15/14 (a)	US$	1,335	230,287
12.375%, 4/15/15 (a)		500	67,500
Service Corp. International
6.75%, 4/01/16 (a)		1,485	1,128,600
Ticketmaster Entertainment, Inc.
10.75%, 8/01/16 (a)(b)		1,250	675,000
Travelport LLC
9.875%, 9/01/14 (a)		1,300	487,500
West Corp.
9.50%, 10/15/14 (a)		500	275,000
11.00%, 10/15/16 (a)		500	232,500

			5,066,819

Technology - 1.9%
Amkor Technology, Inc.
9.25%, 6/01/16 (a)		1,995	1,157,100
Avago Technologies Finance
10.125%, 12/01/13 (a)		950	723,188
CA, Inc.
4.75%, 12/01/09 (a)		500	480,000
Celestica, Inc.
7.875%, 7/01/11 (a)		1,300	1,183,000
Ceridian Corp.
11.25%, 11/15/15 (a)(b)		1,000	531,250
First Data Corp.
9.875%, 9/24/15 (a)		1,687	1,020,635
Flextronics International Ltd.
6.50%, 5/15/13 (a)		1,350	1,066,500
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)		1,550	682,000
10.125%, 12/15/16 (a)		1,500	615,000
Iron Mountain, Inc.
6.625%, 1/01/16 (a)		1,350	1,096,875

Lucent Technologies, Inc.
6.50%, 1/15/28 (a)	1,850	721,500
Nortel Networks Corp.
6.875%, 9/01/23 (a)	1,000	192,500
Nortel Networks Ltd.
10.75%, 7/15/16 (a)	600	159,000
NXP BV / NXP Funding LLC
7.503%, 10/15/13 (a)(c)	500	166,250
9.50%, 10/15/15 (a)	750	142,500
Sanmina Corp.
8.125%, 3/01/16 (a)	2,050	799,500
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)	1,600	1,104,000
Sensata Technologies BV
8.00%, 5/01/14 (a)	800	360,000
Serena Software, Inc.
10.375%, 3/15/16 (a)	200	101,500
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	950	821,750
10.25%, 8/15/15 (a)	300	198,000
Telcordia Technologies, Inc.
10.00%, 3/15/13 (a)(b)	900	396,000
Unisys Corp.
8.00%, 10/15/12 (a)	1,250	350,000

		14,068,048

Transportation - Airlines - 0.1%
AMR Corp.
9.00%, 8/01/12 (a)	830	424,337
Continental Airlines, Inc.
Series RJO3
7.875%, 7/02/18 (a)	710	397,746

		822,083

Transportation - Railroads - 0.2%
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	1,400	1,172,500

Transportation - Services - 0.3%
Avis Budget Car Rental
7.75%, 5/15/16 (a)	2,500	725,000
Hertz Corp.
8.875%, 1/01/14 (a)	1,750	1,076,250
US Shipping Partners LP Shipping Finance Corp.
13.00%, 8/15/14 (h)	800	116,000

		1,917,250

		195,853,967

Utility - 2.8%
Electric - 2.4%
The AES Corp.
7.75%, 3/01/14 (a)	2,200	1,936,000
8.00%, 10/15/17 (a)	800	656,000
Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)	1,900	1,311,000
8.375%, 5/01/16 (a)	1,460	1,036,600
Edison Mission Energy
7.00%, 5/15/17 (a)	1,925	1,674,750
7.50%, 6/15/13 (a)	700	640,500
7.75%, 6/15/16 (a)	700	623,000
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)(b)	975	692,250
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	1,770	1,345,200
NRG Energy, Inc.
7.375%, 2/01/16 - 1/15/17 (a)	2,690	2,486,800
PSEG Energy Holdings LLC
8.50%, 6/15/11 (a)	400	377,047
Reliant Energy, Inc.
7.625%, 6/15/14 (a)	2,190	1,817,700
7.875%, 6/15/17 (a)	855	692,550
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)(b)	1,000	710,000
TXU Corp.
Series P
5.55%, 11/15/14 (a)	1,550	724,203
Series Q
6.50%, 11/15/24 (a)	1,550	548,371

		17,271,971

Natural Gas - 0.4%
El Paso Corp.
7.375%, 12/15/12 (a)	1,000	863,630
Enterprise Products Operating LLC
8.375%, 8/01/66 (a)(g)	1,545	849,750
Kinder Morgan Finance Co.
5.70%, 1/05/16 (a)	835	622,075
Regency Energy Partners
8.375%, 12/15/13 (a)	933	639,105

		2,974,560

		20,246,531

Financial Institutions - 1.8%
Banking - 0.7%
ALB Finance BV
9.25%, 9/25/13 (a)(b)	2,985	1,164,150

CenterCredit International
8.625%, 1/30/14 (a)(b)	1,210	435,600
Kazkommerts International BV
8.50%, 4/16/13 (a)(b)	3,000	1,740,000
RS Finance (RSB)
7.50%, 10/07/10 (a)(b)	5,345	1,979,920

		5,319,670

Brokerage - 0.1%
E*Trade Financial Corp.
7.375%, 9/15/13 (a)	405	145,800
Lehman Brothers Holdings, Inc.
Series MTN
6.875%, 5/02/18 (d)	1,690	160,550

		306,350

Finance - 0.5%
GMAC LLC
6.75%, 12/01/14 (a)	2,795	1,910,791
6.875%, 9/15/11 (a)	500	404,820
8.00%, 11/01/31 (a)	820	479,781
Residential Capital LLC
9.625%, 5/15/15 (a)(b)	3,640	1,055,600

		3,850,992

Insurance - 0.2%
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)	500	352,500
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17 (a)	1,250	950,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)	495	222,132

		1,524,632

Other Finance - 0.1%
iPayment, Inc.
9.75%, 5/15/14 (a)	750	375,000

REITS - 0.2%
AMR Real Estate Partner/Finance
7.125%, 2/15/13 (a)	2,185	1,507,650

		12,884,294

Credit Default Index Holdings - 1.3%
DJ CDX.NA.HY-100 - 1.3%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)(b)	9,800	9,175,250

Total Corporates - Non-Investment Grades (cost $395,059,087)		236,899,900

EMERGING MARKETS - SOVEREIGNS - 21.0%
Argentina - 0.6%
Argentina Bonos
2.28%, 12/15/35 (a)(g)	3	74
7.00%, 10/03/15 (a)	11,600	3,160,033
8.28%, 12/31/33 (i)	3,479	1,122,027

		4,282,134

Colombia - 1.9%
Republic of Colombia
7.375%, 1/27/17 - 9/18/37 (a)	13,599	13,574,520

Dominican Republic - 0.6%
Dominican Republic STP
Zero Coupon, 7/23/09 (b)	3,150	2,605,512
8.625%, 4/20/27 (a)(b)	4,015	2,087,800

		4,693,312

El Salvador - 0.6%
Republic of El Salvador
7.625%, 9/21/34 (a)(b)	2,642	1,849,400
7.65%, 6/15/35 (a)(b)	3,469	2,202,815

		4,052,215

Indonesia - 3.8%
Republic of Indonesia
6.625%, 2/17/37 (a)(b)	9,650	7,044,500
6.75%, 3/10/14 (a)(b)	8,135	7,240,150
6.875%, 3/09/17 - 1/17/18 (a)(b)	9,721	7,885,520
7.75%, 1/17/38 (a)(b)	2,662	2,182,840
8.50%, 10/12/35 (a)(b)	3,568	3,032,800

		27,385,810

Pakistan - 0.1%
Republic of Pakistan
6.875%, 6/01/17 (a)(b)	2,404	889,480

Panama - 2.7%
Republic of Panama
6.70%, 1/26/36 (a)	3,139	2,825,100
8.875%, 9/30/27 (a)	10,586	11,485,810
9.375%, 4/01/29 (a)	4,621	5,129,310

		19,440,220

Philippines - 5.4%
Republic of Philippines
7.75%, 1/14/31 (a)	6,700	6,767,000
8.25%, 1/15/14 (a)	13,445	13,982,800
9.50%, 2/02/30 (a)	2,125	2,380,000
9.875%, 1/15/19 (a)	14,521	16,263,520

		39,393,320

Turkey - 0.6%
Republic of Turkey
6.875%, 3/17/36 (a)(c)	5,000	4,150,000

Ukraine - 0.3%
Government of Ukraine
6.385%, 6/26/12 (a)(b)	2,500	1,100,000
7.65%, 6/11/13 (a)(b)	2,441	1,074,040

		2,174,040

Uruguay - 1.2%
Republic of Uruguay
7.625%, 3/21/36 (a)	1,700	1,411,000
7.875%, 1/15/33 (a)(e)	4,950	4,256,585
8.00%, 11/18/22 (a)	3,354	3,051,755

		8,719,340

Venezuela - 3.2%
Republic of Venezuela
5.75%, 2/26/16 (a)(b)	19,324	8,212,487
6.00%, 12/09/20 (a)(b)	10,535	4,003,110
7.00%, 12/01/18 (a)(b)(i)	16,282	6,960,555
7.65%, 4/21/25 (a)	6,667	2,616,798
8.50%, 10/08/14 (a)	2,793	1,354,605

		23,147,555

Total Emerging Markets - Sovereigns (cost $191,616,888)		151,901,946

CORPORATES - INVESTMENT GRADES - 9.5%
Industrial - 6.4%
Basic - 1.6%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	1,580	1,295,600
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(b)	1,157	970,561
The Mosaic Co.
7.625%, 12/01/16 (a)(b)(j)	1,435	1,148,000
Southern Copper Corp.
7.50%, 7/27/35 (a)	3,000	2,244,600
United States Steel Corp.
6.65%, 6/01/37 (a)	1,000	510,341
7.00%, 2/01/18 (a)	1,000	681,540
Vale Overseas Ltd.
6.875%, 11/21/36 (a)	5,552	5,039,551

		11,890,193

Capital Goods - 0.5%
Allied Waste North America, Inc.
6.875%, 6/01/17 (a)	1,230	1,143,900
Series B
7.125%, 5/15/16 (a)	350	318,500
7.375%, 4/15/14 (a)	1,250	1,181,250
Masco Corp.
6.125%, 10/03/16 (a)	1,155	792,735

		3,436,385

Communications - Telecommunications - 0.3%
Embarq Corp.
7.082%, 6/01/16 (a)	1,750	1,347,500
Qwest Corp.
6.50%, 6/01/17 (a)	610	451,400
6.875%, 9/15/33 (a)	1,000	595,000

		2,393,900

Consumer Cyclical - Other - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	1,000	600,000
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	1,500	1,077,657

		1,677,657

Consumer Cyclical - Retailers - 0.2%
JC Penney Corp., Inc.
7.40%, 4/01/37 (a)	1,000	658,388
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14 (a)	1,115	707,425

		1,365,813

Consumer Non-Cyclical - 0.3%
Coventry Health Care, Inc.
5.95%, 3/15/17 (a)	1,000	521,343
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17 (a)	1,750	1,330,000

		1,851,343

Energy - 2.9%
Gaz Capital SA
6.212%, 11/22/16 (a)(b)	2,814	1,857,240
6.51%, 3/07/22 (a)(b)	18,528	10,969,361
Gazstream SA
5.625%, 7/22/13 (a)(b)	1,178	972,051
TNK-BP Finance SA
7.50%, 7/18/16 (a)(b)	5,777	3,004,040
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (a)(b)	454	290,560
7.70%, 8/07/13 (a)(b)	4,867	3,591,783
8.70%, 8/07/18 (a)(b)(c)	201	128,640

		20,813,675

Other Industrial - 0.3%
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)(b)	2,219	1,952,720

Technology - 0.1%
Motorola, Inc.
6.50%, 9/01/25 (a)		1,250	618,684

			46,000,369

Financial Institutions - 2.3%
Banking - 1.1%
ATF Bank
9.00%, 5/11/16 (a)(b)		2,735	1,586,300
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)		1,090	1,037,665
Capital One Financial Corp.
6.75%, 9/15/17 (a)		1,287	1,246,555
Countrywide Financial Corp.
6.25%, 5/15/16 (a)		1,180	1,120,419
JPMorgan Chase
7.00%, 6/28/17 (a)(b)	RUB	168,000	1,469,718
Morgan Stanley
10.09%, 5/03/17 (a)(b)(c)	BRL	5,760	1,531,389

			7,992,046

Finance - 1.1%
CIT Group, Inc.
5.40%, 1/30/16 (a)	US$	1,000	696,288
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)(b)		2,487	1,815,446
SLM Corp.
Series MTN
5.125%, 8/27/12 (a)		1,215	909,256
Series MTNA
4.50%, 7/26/10 (a)		465	403,558
5.375%, 5/15/14 (a)		1,000	674,874
VTB Capital SA
6.609%, 10/31/12 (a)(b)		2,300	1,667,500
6.875%, 5/29/18 (a)(b)		2,915	1,909,325

			8,076,247

Insurance - 0.0%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)		600	387,863

Other Finance - 0.1%
Aiful Corp.
6.00%, 12/12/11 (a)(b)		552	223,581
Red Arrow International Leasing PLC
8.375%, 6/30/12 (a)	RUB	14,863	223,903

			447,484

			16,903,641

Utility - 0.8%
Electric - 0.4%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)(b)	US$	1,650	1,625,250
Aquila, Inc.
11.875%, 7/01/12 (a)		1,350	1,363,500

			2,988,750

Natural Gas - 0.4%
Enterprise Products Operating LP
Series B
6.65%, 10/15/34 (a)		1,000	749,924
Williams Co., Inc.
7.625%, 7/15/19 (a)		2,805	2,191,406

			2,941,330

			5,930,080

Total Corporates - Investment Grades (cost $99,451,609)			68,834,090

GOVERNMENTS - TREASURIES - 8.3%
Brazil - 3.0%
Republic of Brazil
10.25%, 1/10/28 (a)	BRL	4,712	1,803,371
12.50%, 1/05/22 (a)(c)		29,435	13,474,212
12.50%, 1/05/16 (a)(i)		14,267	6,408,526

			21,686,109

Colombia - 0.9%
Republic of Colombia
11.75%, 3/01/10 (a)	COP	2,820,000	1,293,567
12.00%, 10/22/15 (a)		11,268,000	5,509,823

			6,803,390

Mexico - 3.5%
Mexican Bonos
Series M 30
10.00%, 11/20/36 (a)	MXN	90,428	7,699,946
Series MI10
9.00%, 12/20/12 (a)		231,955	17,524,625

			25,224,571

Peru - 0.6%
Peru Bono Soberano
8.20%, 8/12/26 (a)	PEN	12,627	4,226,697

United States - 0.3%
U.S. Treasury Notes
4.50%, 5/15/17 (a)	US$	1,500	1,760,157

Total Governments - Treasuries (cost $71,714,517)			59,700,924

GOVERNMENTS - SOVEREIGN BONDS - 7.2%
Brazil - 5.9%
Republic of Brazil
6.00%, 1/17/17 (a)		6,000	6,195,000
7.125%, 1/20/37 (a)		11,365	12,899,275
8.25%, 1/20/34 (a)		15,000	18,337,500
8.875%, 10/14/19 (a)		4,000	4,880,000

			42,311,775

Peru - 0.8%
Republic of Peru
7.35%, 7/21/25 (a)		3,665	3,646,675
8.75%, 11/21/33 (a)		1,808	2,024,960

			5,671,635

Russia - 0.5%
Russian Federation
7.50%, 3/31/30 (a)(b)		4,410	3,846,226

Total Governments - Sovereign Bonds (cost $45,578,148)			51,829,636

QUASI-SOVEREIGNS - 4.9%
Quasi-Sovereign Bonds - 4.9%
Indonesia - 0.2%
Majapahit Holding BV
7.75%, 10/17/16 (a)(b)		2,165	1,191,393
7.875%, 6/29/37 (a)(b)		699	314,550

			1,505,943

Kazakhstan - 0.8%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)(b)		6,973	5,438,940

Mexico - 0.5%
Pemex Project Funding Master Trust
5.75%, 3/01/18 (a)(b)		4,028	3,554,710

Russia - 2.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(b)		12,957	7,385,490
7.125%, 1/14/14 (a)(b)(c)		4,824	3,232,080
7.175%, 5/16/13 (a)(b)		660	468,600
7.75%, 5/29/18 (a)(b)		15,287	9,413,165

			20,499,335

Venezuela - 0.6%
Petroleos de Venezuela SA
5.25%, 4/12/17 (a)(b)		11,695	4,210,200

Total Quasi-Sovereigns (cost $46,748,155)			35,209,128

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.8%
Non-Agency Fixed Rate CMBS - 4.8%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51 (a)		8,405	6,149,603
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38 (a)		6,840	5,529,093
Series 2006-C4, Class A3
5.467%, 9/15/39 (a)		5,615	4,131,315
Series 2006-C4, Class AM
5.509%, 9/15/39 (a)		5,900	2,872,211
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class AM
5.855%, 6/12/43 (a)		670	334,865
Series 2007-C1, Class A4
5.716%, 2/15/51 (a)		3,000	2,095,383
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49 (a)		8,050	3,786,217
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/43 (a)		7,900	5,943,189
Series 2006-IQ12, Class AM
5.37%, 12/15/43 (a)		7,700	3,638,780

Total Commercial Mortgage-Backed Securities (cost $44,668,988)			34,480,656

EMERGING MARKETS - TREASURIES - 3.7%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	3,624,000	1,603,093
Turkey Government Bond
16.00%, 3/07/12 (a)	TRY	40,138	25,510,449

Total Emerging Markets - Treasuries (cost $26,456,597)			27,113,542

BANK LOANS - 2.8%
Industrial - 2.4%
Basic - 0.3%
Celanese US Holdings LLC
5.55%, 4/02/14 (c)	US$	992	678,166
Graphic Packaging Holding Co.
3.21%-7.50%, 5/16/14 (c)		1,232	919,031
Hexion Specialty
3.75%, 5/05/13 (c)		132	54,032
6.18%, 5/05/13 (c)		607	248,733

			1,899,962

Capital Goods - 0.1%
Graham Packaging
2.75%-6.31%, 10/07/11 (c)		990	714,725

Communications - Media - 0.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.96%, 7/03/14 (c)		1,237	799,937
Charter Communications Operating LLC
4.16%-5.47%, 3/06/14 (c)		992	724,789
CSC Holdings, Inc. (Cablevision)
2.94%, 3/29/13 (c)		1,237	1,042,406
IDEARC, Inc. (Verizon)
2.47%-3.46%, 11/17/14 (c)		1,485	450,755
Univision Communications, Inc.
2.71%, 9/29/14 (c)		625	255,038
Wide Open West Finance LLC
3.96%-5.96%, 6/30/14 (c)		1,000	500,000

			3,772,925

Communications - Telecommunications - 0.3%
Alltel Corp.
4.37%, 5/15/15 (c)		1,485	1,460,460
Charter Communications Operating LLC
8.50%, 3/06/14 (c)		1,241	971,571

			2,432,031

Consumer Cyclical - Automotive - 0.1%
Chrysler Financial Services Americas LLC
6.00%, 8/03/12 (c)		440	228,495
Ford Motor Co.
5.00%, 12/15/13 (c)		1,237	495,977

			724,472

Consumer Cyclical - Other - 0.3%
Harrah’s Operating Co., Inc.
4.45%-6.53%, 1/28/15 (c)		1,489	865,336
West Corp.
7.25%, 10/24/13		1,244	945,250

			1,810,586

Consumer Non-Cyclical - 0.4%
Aramark Corp.
2.50%, 1/26/14 (c)		45	36,929
3.33%, 1/26/14 (c)		705	581,289

Carestream Health, Inc.
5.42%, 4/30/13 (c)	933	559,596
HCA, Inc.
3.70%, 11/18/13 (c)	1,732	1,351,697
Wrigley Jr Company
7.75%, 10/06/14 (c)	300	286,500

		2,816,011

Energy - 0.1%
Ashmore Energy International
0.50%-3.10%, 3/30/12 (c)	118	72,729
4.46%, 3/30/14 (c)	843	518,554

		591,283

Services - 0.2%
First Data Corp.
3.21%, 9/24/14	1,485	938,407
Sabre, Inc.
3.89%-5.42%, 9/30/14 (c)	1,250	529,463

		1,467,870

Technology - 0.2%
Asurion Corp.
5.82%-5.71%, 7/03/14 (c)	1,000	671,880
Freescale Semiconductor, Inc.
3.93%, 11/29/13 (c)	971	564,835
Sungard Data Systems, Inc.
3.57%-4.13%, 2/28/14 (c)	742	496,897

		1,733,612

		17,963,477

Utility - 0.3%
Electric - 0.3%
FirstLight Power Resources, Inc.
1.35%-2.65%, 11/01/13 (c)	55	39,387
4.12%, 11/01/13 (c)	425	305,690
5.97%, 5/01/14 (c)	1,000	500,000
Northeast Biofuels LLC
2.00%-8.25%, 6/28/13 (c)	500	195,000
Texas Competitive Electric Holdings Company LLC
3.96%-5.88%, 10/10/14 (c)	1,732	1,193,957

		2,234,034

Financial Institutions - 0.0%
REITS - 0.0%
Landsource Communities
8.25%, 5/31/09 (c)(e)	1,164	182,690

Total Bank Loans (cost $29,157,567)		20,380,201

ASSET-BACKED SECURITIES - 1.3%
Home Equity Loans - Floating Rate - 1.3%
Countrywide Asset-Backed Certificates
Series 2006-S5, Class A1
0.581%, 6/25/35 (a)(c)		5,472	4,836,207
Series 2007-S2, Class A1
0.611%, 5/25/37 (a)(c)		3,368	2,210,358
GMAC Mortgage Corp. Loan Trust
Series 2006-HE5, Class 2A1
0.541%, 2/25/37 (a)(c)		2,694	2,321,167

Total Asset-Backed Securities (cost $9,810,527)			9,367,732

EMERGING MARKETS - CORPORATE BONDS - 0.8%
Financial Institutions - 0.4%
Banking - 0.4%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (a)		2,360	752,816
Banco BMG SA
9.15%, 1/15/16 (a)(b)		3,300	2,046,000

			2,798,816

Utility - 0.3%
Other Utility - 0.3%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)(b)		3,100	2,209,686

Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(b)	EUR	1,000	722,825

Technology - 0.0%
MagnaChip Semiconductor SA
8.00%, 12/15/14 (d)	US$	300	1,500

			724,325

Total Emerging Markets - Corporate Bonds (cost $9,995,845)			5,732,827

INFLATION-LINKED SECURITIES - 0.2%
Uruguay - 0.2%
Republic of Uruguay
3.70%, 6/26/37 (a)	UYU	38,110	640,366
Uruguay Government International Bond
4.25%, 4/05/27 (a)		45,140	962,009

Total Inflation-Linked Securities (cost $3,466,700)			1,602,375

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Colombia - 0.1%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(b)(c) (cost $1,346,438)	COP	2,871,000	1,037,711

	Shares
WARRANTS - 0.1%
Central Bank of Nigeria, expiring 11/15/20 (k)		9,250	925,000
Republic of Venezuela, expiring 4/15/20 (k)		45,600	0

Total Warrants (cost $0)			925,000

PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association 8.25% (a)(g) (cost $1,761,250)		70,450	58,473

SHORT-TERM INVESTMENTS - 4.3%
Investment Companies - 4.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (l) (cost $30,744,533)		30,744,533	30,744,533

Total Investments - 101.8%
(cost $1,007,576,849)			735,818,674
Other assets less liabilities - (1.8)%			(13,083,979)

Net Assets - 100.0%			$722,734,695

Credit Default Swap Contracts on Corporate and Sovereign Issues

Reference Obligation	Fixed Deal (Pay) Receive Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2008 (b)	Notional Amount (c) (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts (a):
Federal Republic of Brazil 12.25%, 3/6/30	3.09%	8/20/10	Citigroup Global Markets, Inc.	2.443%	$21,380	$465,286	$-0-	$465,286
Republic of the Philippines 10.625%, 3/16/25	4.95%	3/20/09	Citigroup Global Markets, Inc.	3.714%	4,590	18,805	-0-	18,805
Gazprom 8.625%, 4/28/34	9.25%	11/20/11	Goldman Sachs International	13.469%	2,900	47,568	-0-	47,568
Russian Federation 7.5%, 3/31/30	5.00%	12/20/09	Goldman Sachs International	10.893%	4,800	(261,117)	(307,200)	46,083
VTB Bank 4.25%, 2/15/16	11.50%	11/20/11	Goldman Sachs International	14.080%	4,400	130,829	-0-	130,829
Gazprom OAO 10.50%, 10/21/09	1.04%	10/20/10	JPMorgan Chase Bank	14.096%	12,210	(1,957,057)	-0-	(1,957,057)
Petroleos de Venezuela 5.50%, 4/21/37	6.62%	5/20/09	JPMorgan Chase Bank	34.396%	9,750	(869,910)	-0-	(869,910)
Republic of Venezuela 9.25%, 9/15/27	5.00%	11/20/09	Morgan Stanley	10.878%	4,900	(1,132,205)	(710,500)	(421,705)
RSHB Capital 7.175%, 5/16/13	9.75%	11/20/13	Morgan Stanley	10.878%	3,400	14,846	-0-	14,846

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(b)	Implied credit spreads utilized in determining the market value of credit default swap agreements on corporate and sovereign issuers as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Goldman Sachs International (Gazprom 8.625% 4/28/34)	$2,900	9.25%	11/20/11	$47,568
Goldman Sachs International (Russian Federation 7.5% 3/31/30)	4,800	5.00	12/20/09	46,083
Goldman Sachs International (VTB Bank 4.25% 2/15/16)	4,400	11.50	11/20/11	130,829
JPMorgan Chase (OAO Gazprom 10.50% 10/21/09)	12,210	1.04	10/20/10	(1,957,057)
JPMorgan Chase Bank (Petroleos De Venezuela 6.62% 5/20/09)	9,570	6.62	5/20/09	(869,910)
Morgan Stanley (Republic of Venezuela 9.25% 9/15/27)	4,900	5.00	11/20/09	(421,705)
Morgan Stanley (RSHB 7.175% 5/16/13)	3,400	9.75	11/20/13	14,846

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Euro settling 2/02/09	1,248	$1,618,779	$1,732,695	$113,916
Sale Contracts:
Mexican Nuevo Peso settling 2/10/08	148,231	10,884,938	10,559,471	325,467
New Turkish Lira settling 2/06/08	19,209	11,912,298	12,266,710	(354,412)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Barclays Capital	0.25%	1/07/09	$2,450,579
Barclays Capital	0.65	1/07/09	1,190,282
JP Morgan Chase	0.25	1/27/09	1,273,588

			$4,914,449

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $675,050,558.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate market value of these securities amounted to $197,153,180 or 27.3% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.

(d)	Security is in default and is non-income producing.

(e)	Pay-In-Kind Payments (PIK).

(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(g)	Variable rate coupon, rate shown as of December 31, 2008.

(h)	Illiquid security.

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $4,716,103.

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2008.

(k)	Non-income producing security.

(l)	Investment in affiliated money market mutual fund.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2008, the fund’s total exposure to subprime investments was 0.98%. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $956,000 has been segregated to collateralize margin requirements for the open future contract at December 31, 2008.

Currency Abbreviations:
BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Dollar
MXN	-	Mexican Peso
PEN	-	Peruvian New Sol
RUB	-	Russian Rouble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso

Glossary:
STP	-	Structured Product

Country Breakdown *

December 31, 2008 (unaudited)

Summary

39.3%	United States

10.1%	Brazil

8.3%	Russia

5.4%	Philippines

4.0%	Turkey

3.9%	Indonesia

3.9%	Mexico

3.7%	Venezuela

3.1%	Colombia

2.6%	Panama

1.9%	Peru

1.4%	Kazakhstan

1.4%	Uruguay

6.8%	Other

4.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Argentina, Belgium, Bermuda, Canada, Cayman Islands, Dominican Republic, El Salvador, France, Germany, Hong Kong, India, Ireland, Italy, Jamaica, Japan, Luxembourg, Netherlands, Nigeria, Pakistan, Singapore, South Africa, Ukraine and United Kingdom.

FINANCIAL ACCOUNTING STANDARDS NO. 157

December 31, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$30,803,006	$	– 0	–
Level 2	410,052,576		(3,035,771)
Level 3	294,963,092		– 0	–

Total	$735,818,674		$(3,035,771)

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 3/31/2008	$459,816,536	$	– 0	–
Accrued discounts /premiums	3,148,252		– 0	–
Realized gain (loss)	(17,332,493)		– 0	–*
Change in unrealized appreciation/depreciation	(61,076,371)		– 0	–
Net purchases (sales)	(123,468,947)		– 0	–
Net transfers in and/or out of Level 3	33,876,115		– 0	–

Balance as of 12/31/08	$294,963,092	$	– 0	–

Net change in unrealized appreciation/depreciation from investments still held as of 12/31/08	$(33,689,753)	$	– 0	–

*	The realized gain (loss) recognized during the period ended 12/31/08 for other financial instruments was $0.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	29
FINANCIAL ACCOUNTING STANDARDS NO. 157

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: February 20, 2009

By:	Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: February 20, 2009